Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Valuation of Warrant Liability (Details) - Warrant Liability	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Expected volatility (%)	70.50%
Risk-free interest rate (%)	0.58%
Dividend yield (%)	0.00%